INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	12 Months Ended
Jun. 30, 2020
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

6.    INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

6.1.  Cash and cash equivalents

	06/30/2020	06/30/2019	06/30/2018

Cash at bank and on hand	4,813,012	3,450,873	2,215,103
Mutual funds	22,346,409	—	—
	27,159,421	3,450,873	2,215,103

6.2.  Other financial assets

	06/30/2020	06/30/2019	06/30/2018
Current
Restricted short-term deposit	4,390,458	4,327,275	4,538,321
US Treasury bills	7,768,410	—	—
Other investments	16,640,965	347,718	—
Other marketable securities	—	8,515	12,526
	28,799,833	4,683,508	4,550,847

	06/30/2020	06/30/2019	06/30/2018
Non-current
Shares of Bioceres S.A.	321,705	374,685	240,920
Other marketable securities	998	1,728	2,438
	322,703	376,413	243,358

Variations in the allowance for uncollectible trade receivables are reported in Note 6.19. The book value is reasonably approximate to the fair value given its short-term nature.

6.3.Trade receivables

	06/30/2020	06/30/2019	06/30/2018

Trade debtors	53,047,035	48,910,484	44,641,053
Allowance for impairment of trade debtors	(3,886,832)	(3,360,224)	(3,212,170)
Shareholders and other related parties (Note 16)	1,090,004	467,743	571,216
Allowance for impairment of shareholders and other related parties (Note 16)	(768)	(75,596)	(23,126)
Allowance for credit notes to be issued	(2,285,197)	(800,606)	(1,517,361)
Trade debtors - Parent company (Note 16)	—	440,268	361,606
Trade debtors - Joint ventures and associates (Note 16)	120,992	2,369	209,039
Discounted and deferred checks	25,461,399	13,651,939	11,858,170
	73,546,633	59,236,377	52,888,427

The book value is reasonably approximate to the fair value given its short-term nature.

6.4.Other receivables

	06/30/2020	06/30/2019	06/30/2018
Current
Taxes	2,205,342	584,641	664,926
Other receivables - Other related parties (Note 16)	2,102	10,971	119,677
Other receivables - Parents companies and related parties to Parents (Note 16)	102,069	—	103,251
Other receivables - Joint ventures and associates (Note 16)	1,562,340	250,783	1,962,459
Prepayments to suppliers	379,914	496,001	516,742
Prepayments to suppliers - Shareholders and other related parties (Note 16)	81,737	—	—
Reimbursements over exports	29,077	366,594	362,815
Prepaid expenses and other receivables	128,650	213,597	—
Loans receivable	230,000	—	1,360
Miscellaneous	49,441	59,242	508,975
	4,770,672	1,981,829	4,240,205

	06/30/2020	06/30/2019	06/30/2018
Non-current
Taxes	328,701	681,168	295,924
Reimbursements over exports	1,293,958	878,470	346,575
Other receivables - Joint ventures and associates (Note 16)	—	—	4,337,008
Miscellaneous	80,914	672	—
	1,703,573	1,560,310	4,979,507

The book value is reasonably approximate to the fair value given its short-term nature.

6.5.Inventories

	06/30/2020	06/30/2019	06/30/2018

Agrochemicals	356,489	22,137	94,486
Seeds and grains	1,300,998	207,519	514,000
Microbiological resale products	13,486,668	13,894,018	8,389,191
Microbiological products produced	8,079,553	8,370,583	6,383,263
Goods in transit	1,292,239	751,737	776,869
Supplies	5,930,471	4,482,827	3,978,934
Allowance for obsolescence	(1,107,870)	(406,818)	(770,742)
	29,338,548	27,322,003	19,366,001

The roll-forward of allowance for obsolescence is in Note 6.19. Inventories recognized as an expense during the years ended June 30, 2020, 2019 and 2018 amounted to $86,179,252 ,  $80,424,450 and $77,797,414, respectively. Those expenses were included in cost of sales.

6.6.Biological assets

	06/30/2020	06/30/2019	06/30/2018

Biological assets	965,728	270,579	—
	965,728	270,579	—

On September 16, 2019, Rizobacter Argentina S.A., a subsidiary of the Company, entered into an agreement with Espartina S.A. ("Espartina") to share its business of producing grain crops. The joint operation is classified as a joint agreement as established in IFRS 11, while the parties are entitled to the assets and obligations over the related liabilities. Rizobacter Argentina S.A. recognizes as a joint operator, in relation to its participation, assets, liabilities, income and expenses. The production obtained is distributed according to the contributions made by each party. Rizobacter corresponds to 5% and Espartina to 95%. The in-kind contributions made during the year amount to $476,292 (Note 16). Each party decides the means of commercialization and the destination of the grains produced.

Under the agreement, Rizobacter provides inputs and money necessary for producing the grains and according to the established participation percentages. For its participation, Espartina contributes all cultivation practices in fields, inputs not provided by Rizobacter, and all administrative expenses related to production.

Additionaly, Bioceres Semillas S.A., a subsidiary of the Company, has crops for wheat seeds production. The crops are valued at it cost with approximates fair value because little biological transformation has taken place since the costs were originally incurred. Changes in Biological assets:

	Soybean	Corn	Wheat	Barley	Total
Beginning of the year	237,723	32,856	—	—	270,579
Initial recognition and changes in the fair value of biological assets	198,932	252,056	202,543	63,210	716,741
Decrease due to harvest / disposals	(447,132)	(252,372)	(227,303)	(59,626)	(986,433)
Cost incurred during the year	284,951	314,950	596,799	38,033	1,234,733
Exchange differences	(169,373)	(75,736)	(17,216)	(7,567)	(269,892)
Year ended June 30,2020	105,101	271,754	554,823	34,050	965,728

	Soybean	Corn	Wheat	Barley	Total
Beginning of the year	—	—	—	—	—
Initial recognition and changes in the fair value of biological assets	241,707	38,238	—	—	279,945
Decrease due to harvest / disposals	(288,791)	(45,687)	—	—	(334,478)
Cost incurred during the year	339,088	47,986	—	—	387,074
Exchange differences	(54,281)	(7,681)	—	—	(61,962)
Year ended June 30,2019	237,723	32,856	—	—	270,579

As mentioned in Note 4.4., the estimation of the fair value of biological assets is based on models or inputs that are not observable in the market, and the use of unobservable inputs is significant to the overall valuation of the assets. Various factors influence the availability of observable inputs, including, but not limited to, the type of asset and its location, climate changes and the technology used, among others.

Unobservable inputs are determined based on the best information available, for example, by reference to historical information regarding past practices and results, statistical and agronomical information and other analytical techniques. Changes in the assumptions underlying such subjective inputs can materially affect the fair value estimate and impact our results of operations and financial condition.

In contrast to biological assets whose fair value is generally determined using the DCF method, we typically determine the fair value of our agricultural produce at the point of harvest using market prices.

Market prices used in the discounted cash flow model are determined by reference to observable data in the relevant market. Harvesting costs and other commercialization costs are estimated based on historical and statistical data. Yields are estimated by our agronomic engineers based on several factors, including the location of the farms, crop type, environmental conditions, infrastructure and other restrictions and growth at the time of measurement.

As of June 30, 2020, the impact of a 20% increase (decrease) in estimated yields, with all other variables held constant, would result in an increase (decrease) in the fair value of our planting of $0.19 million.

6.7.Property, plant and equipment

Property, plant and equipment as of June 30, 2020, 2019 and 2018, included the following:

	06/30/2020	06/30/2019	06/30/2018

Gross carrying amount	54,527,392	57,059,972	44,764,394
Accumulated depreciation	(13,012,286)	(13,225,424)	(4,587,248)
Net carrying amount	41,515,106	43,834,548	40,177,146

1.   Net carrying amount for each class of assets is as follows:

	Net carrying	Net carrying	Net carrying
	amount	amount	amount
Class	06/30/2020	06/30/2019	06/30/2018
Office equipment	188,280	213,437	194,819
Vehicles	1,149,455	1,785,701	1,099,603
Equipment and computer software	32,448	123,472	212,236
Fixtures and fittings	3,679,075	4,737,396	3,508,083
Machinery and equipment	5,449,233	6,336,691	4,466,293
Land and buildings	29,746,076	29,969,237	30,513,273
Buildings in progress	1,270,539	668,614	182,839
Total	41,515,106	43,834,548	40,177,146

2.   Gross carrying amount as of June 30, 2020 is as follows:

	Gross carrying amount
	As of the				Foreign
	beginning				currency		As of the
Class	of year	Additions	Reclassifications	Disposals	translation	Revaluation	end of year
Office equipment	629,119	42,658	—	—	(91,895)	—	579,882
Vehicles	3,604,537	248,800	(264,069)	(139,369)	(472,357)	—	2,977,542
Equipment and computer software	955,657	27,961	(375,242)	—	(142,697)	—	465,679
Fixtures and fittings	6,438,430	14,985	20,801	—	(993,785)	—	5,480,431
Machinery and equipment	10,233,501	556,693	(598,561)	—	(1,136,932)	—	9,054,701
Land and buildings	34,530,114	3,261	36,487	—	(4,772,065)	4,900,821	34,698,618
Buildings in progress	668,614	752,339	(57,288)	—	(93,126)	—	1,270,539
Total	57,059,972	1,646,697	(1,237,872)	(139,369)	(7,702,857)	4,900,821	54,527,392

Reclassifications corresponds to transfers to Leassed Assets from finance leases assets.

3.   Accumulated depreciation as of June 30, 2020 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of	Disposals/		currency		as of the end of
Class	year	Reclassifications	Of the year	translation	Revaluation	year
Office equipment	415,682	—	35,879	(59,959)	—	391,602
Vehicles	1,818,836	(173,482)	426,623	(243,890)	—	1,828,087
Equipment and computer software	832,185	(307,816)	28,170	(119,308)	—	433,231
Fixtures and fittings	1,701,034	—	338,092	(237,770)	—	1,801,356
Machinery and equipment	3,896,810	(279,322)	553,399	(565,419)	—	3,605,468
Land and buildings	4,560,877	—	627,973	(604,216)	367,908	4,952,542
Total	13,225,424	(760,620)	2,010,136	(1,830,562)	367,908	13,012,286

4.   Gross carrying amount as of June 30, 2019 is as follows:

	Gross carrying amount
		Adjustment
		of opening
		net book
	As of the	amount for				Foreign
	beginning	application				currency		As of the
Class	of year	of IAS 29	Additions	Transfers	Disposals	translation	Revaluation	end of year
Office equipment	243,948	333,904	30,621	—	(8,493)	29,139	—	629,119
Vehicles	1,660,294	1,054,631	1,093,749	—	(297,269)	93,132	—	3,604,537
Equipment and computer software	419,638	416,274	75,152	—	(1,685)	46,278	—	955,657
Fixtures and fittings	3,826,665	1,909,115	7,518	213,333	—	481,799	—	6,438,430
Machinery and equipment	5,404,029	3,976,720	98,034	7,863	(31,407)	778,262	—	10,233,501
Land and buildings	33,026,981	1,438,728	125,930	—	—	1,994,906	(2,056,431)	34,530,114
Buildings in progress	182,839	75,405	613,098	(221,196)	—	18,468	—	668,614
Total	44,764,394	9,204,777	2,044,102	—	(338,854)	3,441,984	(2,056,431)	57,059,972

5.   Accumulated depreciation as of June 30, 2019 is as follows:

	Depreciation
		Adjustments of
	Accumulated	opening net
	as of the	book amount			Foreign		Accumulated
	beginning of	for application		Of the	currency		as of the end of
Class	year	of IAS 29	Disposals	year	translation	Revaluation	year
Office equipment	49,129	309,339	(4,007)	39,997	21,224	—	415,682
Vehicles	560,691	750,195	(205,618)	621,974	91,594	—	1,818,836
Equipment and computer software	207,402	486,143	(769)	99,350	40,059	—	832,185
Fixtures and fittings	318,582	912,404	—	397,989	72,059	—	1,701,034
Machinery and equipment	937,736	2,121,816	(16,807)	673,784	180,281	—	3,896,810
Land and buildings	2,513,708	1,343,500	—	617,162	221,428	(134,921)	4,560,877
Total	4,587,248	5,923,397	(227,201)	2,450,256	626,645	(134,921)	13,225,424

6.   Gross carrying amount as of June 30, 2018 is as follows:

	Gross carrying amount
	As of the				Foreign
	beginning				currency		As of the
Class	of year	Additions	Transfers	Disposals	translation	Revaluation	end of year
Office equipment	252,220	119,623	—	—	(127,895)	—	243,948
Vehicles	2,223,102	388,856	—	(131,746)	(819,918)	—	1,660,294
Equipment and computer software	426,529	189,094	47,744	(14,726)	(229,003)	—	419,638
Fixtures and fittings	4,665,074	6,178	1,646,914	(1,632)	(2,489,869)	—	3,826,665
Machinery and equipment	9,152,269	197,840	—	(23,010)	(3,923,070)	—	5,404,029
Land and buildings	30,931,226	26,017	651,662	—	(13,146,785)	14,564,861	33,026,981
Buildings in progress	870,469	1,864,186	(2,346,320)	—	(205,496)	—	182,839
Total	48,520,889	2,791,794	—	(171,114)	(20,942,036)	14,564,861	44,764,394

7.   Accumulated depreciation as of June 30, 2018 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of			currency		as of the end of
Class	year	Disposals	Of the year	translation	Revaluation	year
Office equipment	31,522	—	41,740	(24,133)	—	49,129
Vehicles	373,215	(42,928)	434,632	(204,228)	—	560,691
Equipment and computer software	118,169	(13,641)	195,386	(92,512)	—	207,402
Fixtures and fittings	204,171	—	286,024	(171,613)	—	318,582
Machinery and equipment	746,828	—	741,508	(550,600)	—	937,736
Land and buildings	828,109	—	531,591	(516,056)	1,670,064	2,513,708
Total	2,302,014	(56,569)	2,230,881	(1,559,142)	1,670,064	4,587,248

The depreciation charge is included in Notes 7.3 and 7.4.

The Group has no commitments to purchase property, plant and equipment items.

A detail of restricted assets is provided in Note 19.

Revaluation of property, plant and equipment

At a minimum, the Group updates their assessment of the fair value of its land and buildings at the end of each reporting year (after the revaluation policy was adopted), taking into account the most recent independent valuations and market data. Valuations were performed at June 30, 2020. Management determined the property, plant and equipment’s value within a range of reasonable fair value estimates.

All resulting fair value estimates for properties are included in level 3.

The following are the carrying amounts that would have been recognized if land and building were stated at cost.

	Value at cost
Class of property	06/30/2020	06/30/2019	06/30/2018
Land and buildings	12,549,876	14,330,892	18,244,100

6.8.Intangible assets

Intangible assets as of June 30, 2020, 2019 and 2018 included the following:

	06/30/2020	06/30/2019	06/30/2018

Gross carrying amount	42,832,837	45,848,737	29,155,315
Accumulated amortization	(7,499,373)	(6,232,311)	(2,497,970)
Net carrying amount	35,333,464	39,616,426	26,657,345

Seed and integrated products

The Group’s seed and integrated product activities concentrate primarily on the development and commercialization of seeds and technologies and products that increase yield per hectare, with a focus on providing seed and integrated crop protection and crop nutrition technologies designed to control weeds, insects or diseases, enhance quality traits of the seeds produced and improve nutritional value and other benefits. The Group has sought to develop integrated products that combine three distinct and complementary components, seed traits, germplasms and seed treatments in order to deliver a superior agronomic experience to customers.

The Group’s technologies which are capitalized based on an advanced stage of development (phase 4 or higher), are set forth in the table below:

Technologies
Crop	Germplasm	Protection	Yield	R&D Phase	Entity
Soybean	MG III-VIII(1)	GT (2)	HB4	Advanced Develop.	BCS Holding
Wheat	Spring / Winter	GluT (2)	HB4	Advanced Develop.	Trigall Genetics (3) (Note 12)

Notes:

(1)     Soybean germplasms are categorized by maturity groups (MG) from III to VIII. Non-dormant germplasms are alfalfa elite breeding materials without winter dormancy. A. cruentus germplasms are amaranth varieties of the A. cruentus species.

(2)     GT means glyphosate tolerance. GluT means glufosinate tolerance. Genuity is the glyphosate tolerance technology developed by Monsanto and Forage Genetics International for alfalfa. ALS means ALS-inhibitor herbicide tolerance.

(3)     Included in Trigall`s financial statements. Reflected in the Consolidated financial statements through the equity method investment.

The soybean HB4 technology was approved by the Argentine Ministry of Agriculture, Livestock and Fishing on October 6, 2015, under Resolution N° 397/15.

In the case of HB4 wheat, although favorable opinions have already been obtained from both CONABIA and of SENASA, Bioceres is awaiting the decision of the National Directorate of Agricultural Markets, which analyzes the commercial impact of being the first country in the world to release wheat of these characteristics.

The U.S. FDA completed its full review of the safety evaluation for HB4 soybeans, clearing it for use in human food and animal food on August 10, 2017. Bioceres Crop received USDA approval of HB4 Drought Tolerant Soybeans in August 2019.

Interaction with the regulatory authorities of China continues because the commercialization of the product in Argentina is subject to approval in that country. Specifically, in May 2019, all additional consultations made by the Ministry of Agriculture of the Republic of China (MOA) were answered.

Other intangible assets identified in the business combination under common control with Semya (See note 4.6) include the following:

•     Soybean Ecoseed Pack: This project promotes the development of biological products with high added value for soybean seed treatments. The development of these products integrates biotechnological, germplasm and bio inoculants synergistically.

•     Wheat Ecoseed Pack: This project promotes the development of biological products with high added value for wheat seeds treatments. The development of these products integrates biotechnological, germplasm and bio inoculants synergistically.

•     Bio Fungicides: The final objective of the project is to generate biological products with high added value for the treatment of seeds, focusing on the ability to bio control diseases in wheat and soybeans crops.

Crop nutrition

The Group’s crop nutrition activities include the development of and investment in microbiological products that have been incorporated as part of the integration of Rizobacter into the Group, including the following microbiological assets incorporated as intangible assets measured at fair value:

•     TOP Technologies: TOP (Osmo Protection Technology) promotes high metabolic and physiological performance of bacteria and ensures bacterial survival and concentration in seeds and packages, reducing the impact of fungicides and insecticides on bacteria and substantially improving inoculants performance and their incidence in crop yields.

•     Signum Technologies: Signum bio-inductor generates molecular signals which activate bacterial and plant metabolic processes earlier, thus maximizing the development of leguminous plants. Furthermore, it stimulates the interaction with different soil beneficial microorganisms that provide additional advantages to inoculation, activates mechanisms of resistance to abiotic stress factors (low temperatures, droughts and soil acidity), and induces defensive responses during interactions with harmful microorganisms.

•     LLI Technologies: This technology marks a turning point in inoculation. The time of disposal to maintain living bacteria on seeds is, a prerequisite for effective nodulation. Ready-to-use (RTU) seed allows growers to reduce costs, simplify the sowing operation, minimize the risks normally associated with on-farm treatments, and achieve the precise positioning of bacteria through the inoculant. This treatment provides for a higher number of healthier plants with outstanding root development to reach the soybean crop’s full yield potential.

Other intangible assets

Other intangible assets identified in the business combination with Rizobacter:

•     Product registration: In accordance with regulations set by certain regulatory agencies such as the National Agri-Food Safety and Quality Service (SENASA), Rizobacter has been required to register products with regulatory authorities to be able to sell them both in the domestic and international markets (jointly referred to as "Product Registration"). Some of the registered products have been developed by third parties.

•     Brand: Rizobacter offers a wide variety of proprietary and third-party products, which are commercialized under the Rizobacter brand name. This intangible has been designated with an indefinite useful life.

•     Customer loyalty: Rizobacter’s sales to distributors of agrochemicals and to special accounts, mainly large retailers and wholesalers, whether inside or outside the Argentine territory are included. They are recognized at their fair value at the date of acquisition and are subsequently amortized on a straight-line based on the timing of projected cash flows of the clients over their estimated useful lives.

Net carrying amount of each class of intangible assets is as follows:

	Net carrying	Net carrying	Net carrying
	amount	amount	amount
Class	06/30/2020	06/30/2019	06/30/2018
Seed and integrated products
Soybean HB4	7,345,923	6,120,336	4,927,853
Ecoseed integrated products	2,296,955	2,627,946	—
Crop nutrition
Microbiological products	2,503,631	2,208,117	2,122,484
Other intangible assets
Trademarks and patents	6,374,782	8,063,648	5,574,682
Software	686,965	994,723	949,310
Customer loyalty	16,125,208	19,601,656	13,083,016
Total	35,333,464	39,616,426	26,657,345

1.     Gross carrying amount as of June 30, 2020 is as follows:

	Gross carrying amount
	As of the			Foreign
	beginning of			currency	As of the
Class	year	Additions	Disposals	translation	end of year
Seed and integrated products
Soybean HB4	6,120,336	1,225,587	—	—	7,345,923
Ecoseed integrated products	2,627,946	38,143	—	(369,134)	2,296,955
Crop nutrition
Microbiological products	3,267,200	1,358,315	(286,496)	(471,426)	3,867,593
Other intangible assets
Trademarks and patents	9,810,822	—	—	(1,378,076)	8,432,746
Software	2,149,340	233,434	—	(293,845)	2,088,929
Customer loyalty	21,873,093	—	—	(3,072,402)	18,800,691
Total	45,848,737	2,855,479	(286,496)	(5,584,883)	42,832,837

2.      Accumulated amortization as of June 30, 2020 is as follows:

	Amortization
	Accumulated
	as of			Foreign	Accumulated
	beginning of			currency	as of the end of
Class	year	Of the period	Disposals	translation	year
Crop nutrition
Microbiological products	1,059,083	471,135	(17,495)	(148,761)	1,363,962
Other intangible assets
Trademarks and patents	1,747,174	556,206	—	(245,416)	2,057,964
Software	1,154,617	399,090	—	(151,743)	1,401,964
Customer loyalty	2,271,437	723,103	—	(319,057)	2,675,483
Total	6,232,311	2,149,534	(17,495)	(864,977)	7,499,373

3.     Gross carrying amount as of June 30, 2019 is as follows:

	Gross carrying amount
		Adjustment
		of opening
		net book
	As of the	amount for			Foreign
	beginning of	application			currency	As of the
Class	year	of IAS 29	Additions	Disposals	translation	end of year
Seed and integrated products
Soybean HB4	4,927,853	—	1,192,483	—	—	6,120,336
Ecoseed integrated products	—	—	2,627,946	—	—	2,627,946
Crop nutrition
Microbiology products	2,505,864	841,753	41,485	(318,949)	197,047	3,267,200
Other intangible assets
Trademarks and patents	6,278,706	2,986,739	—	—	545,377	9,810,822
Software	1,444,603	438,703	200,600	(40,359)	105,793	2,149,340
Customer loyalty	13,998,289	6,658,894	—	—	1,215,910	21,873,093
Total	29,155,315	10,926,089	4,062,514	(359,308)	2,064,127	45,848,737

4.     Accumulated amortization as of June 30, 2019 is as follows:

	Amortization
		Adjustment
		of opening
	Accumulated	net book
	as of	amount for			Foreign	Accumulated
	beginning of	application			currency	as of the end of
Class	year	of IAS 29	Disposals	Of the year	translation	year
Crop nutrition
Microbiology products	383,380	202,791	(20,887)	459,287	34,512	1,059,083
Other intangible assets
Trademarks and patents	704,024	334,919	—	647,101	61,130	1,747,174
Software	495,293	227,264	(40,359)	429,258	43,161	1,154,617
Customer loyalty	915,273	435,389	—	841,273	79,502	2,271,437
Total	2,497,970	1,200,363	(61,246)	2,376,919	218,305	6,232,311

5.     Gross carrying amount as of June 30, 2018 is as follows:

	Gross carrying amount
	As of the			Foreign
	beginning of			currency	As of the end
Class	year	Additions	Disposals	translation	of year
Seed and integrated products
Soybean HB4	3,111,253	1,816,600	—	—	4,927,853
Crop nutrition
Microbiological products	3,782,238	484,825	—	(1,761,199)	2,505,864
Other intangible assets
Trademarks and patents	10,906,317	—	—	(4,627,611)	6,278,706
Software	1,787,925	614,529	—	(957,851)	1,444,603
Customer loyalty	24,315,484	—	—	(10,317,195)	13,998,289
Total	43,903,217	2,915,954	—	(17,663,856)	29,155,315

6.     Accumulated amortization as of June 30, 2018 is as follows:

	Amortization
	Accumulated
	as of			Foreign	Accumulated
	beginning of			currency	as of the end
Class	year	Disposals	Of the year	translation	of year
Crop nutrition
Microbiological products	290,969	—	321,887	(229,476)	383,380
Other intangible assets
Trademarks and patents	503,553	—	617,478	(417,007)	704,024
Software	395,156	—	399,311	(299,174)	495,293
Customer loyalty	654,648	—	802,800	(542,175)	915,273
Total	1,844,326	—	2,141,476	(1,487,832)	2,497,970

The depreciation charge is included in Notes 7.3 and 7.4.

There are no intangibles assets whose use has been restricted or which have been delivered as a guarantee. The Group has not assumed any commitments to acquire new intangibles.

Estimates

There is an inherent material uncertainty related to Management’s estimation of the ability of the Group to recover the carrying amounts of internally generated intangible assets related to biotechnology projects because it is dependent upon Group`s ability to raise sufficient funds to complete the projects development, the future outcome of the regulatory process, and the timing and amount of the future cash flows generated by the projects, among other future events.

Management’s estimations about the demonstrability of the recognition criteria for these assets and the subsequent recoverability represent the best estimate that can be made based on all the available evidence, existing facts and circumstances and using reasonable and supportable assumptions in cash flow projections. Therefore, the Consolidated financial statements do not include any adjustments that would result if the Group were unable to recover the carrying amount of the above-mentioned assets through the generation of enough future economic benefits.

6.9.Goodwill

The Group is required to test whether goodwill has suffered any impairment on an annual basis. The recoverable amount is determined based on value in use calculations. The use of this method requires the estimation of future cash flows and the determination of a discount rate in order to calculate the present value of the cash flows.

After the business combinations that occurred in 2016, goodwill has been generated for Rizobacter CGU. This CGU is composed of all revenues collected through Rizobacter from the production and sale of proprietary and third-party products, both in the domestic and international markets. Additionally, Rizobacter generates revenue from the formulation, fragmentation and resale of third-party products.

Among the main groups of products are i) microbiological products (bio-inductors/inoculants, biological fertilizers and bio-controllers); ii) crop and seed protection (treatments, adjuvants, baits, stored grains and seed treatment); and iii) crop nutrition (fertilizers). Packs are generally a combination of a microbiological product (bio-inductors/inoculants) with a crop and seed protection product (treatments).

Also, after the share purchase agreement (SPA) between Bioceres S.A. and Bioceres Crops Solutions Corp for the 50 % of ownership in Semya (see note 4.6.), the Group recognized as goodwill the expected revenues from the commercialization of intensive R&D products of Semya that previously were allocated on the equity participation.

The variations in goodwill occurred during the years / period consolidated correspond to translation differences. There have been no goodwill impairment indicators.

Carrying amount of goodwill as of June 30, 2020, 2019 and 2018  is as follows:

	06/30/2020	06/30/2019	06/30/2018

Rizobacter	20,094,633	23,484,761	14,438,027
Semya	5,432,222	6,319,954	—
	25,526,855	29,804,715	14,438,027

The Rizobacter brand intangible with an indefinite useful life has been allocated to the Rizobacter CGU.

Management has made the estimates considering the cash flow projections projected by the management of Rizobacter and third-party valuation reports on the assets, intangible assets and liabilities assumed.

The key assumptions utilized are the following:

Key assumption	Management’s approach
Discount rate

The discount rate used ranges was 15.55%.

The weighted average cost of capital ("WACC") rate has been estimated based on the market capital structure. For the cost of debt, the indebtedness cost of the CGU was used.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

The value assigned is consistent with external sources of information.

Budgeted market share of joint ventures and other customers

The projected revenue from the products and services of the CGU has been estimated by Rizobacter´s management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The value assigned is consistent with external sources of information.

Budgeted product prices

The prices estimated in the revenue projections are based on current and projected market prices for the products and services of the CGU

The value assigned is consistent with external sources of information.

Growth rate used to extrapolate future cash flow projections to terminal period	The growth rate used to extrapolate the future cash flow projections to terminal period is 2%. The value assigned is consistent with external sources of information.

Management believes that any reasonably possible change in any of these key assumptions would not cause the aggregate carrying amount of the CGU to exceed its recoverable amount.

6.10.Trade and other payable

	06/30/2020	06/30/2019	06/30/2018
Current
Trade creditors	37,139,351	30,489,072	22,222,872
Shareholders and other related parties (Note 16)	1,031,710	1,796,932	365,994
Trade creditors - Parent company (Note 16)	2,210,308	1,568,036	—
Trade creditors - Joint ventures and associates (Note 16)	14,409,853	4,805,149	3,493,113
Taxes	2,163,552	1,475,410	35,391
Consideration payment Semya acquisition (Note 16)	122,950	122,950	—
Miscellaneous	212,138	320,945	1,591,460
	57,289,862	40,578,494	27,708,830

	06/30/2020	06/30/2019	06/30/2018
Non-current
Consideration payment Semya acquisition (Note 16)	452,654	452,654	—
	452,654	452,654	—

The book value is reasonably approximate to the fair value given its short-term nature.

6.11.       Borrowings

	06/30/2020	06/30/2019	06/30/2018
Current
Bank overdrafts	73,362	—	532,912
Bank borrowings	47,646,912	52,274,611	54,304,759
Corporate bonds	12,611,940	8,416,768	3,262,924
BAF Loans	—	—	5,112,222
Net loans payables-Parents companies and related parties to Parents (Note 16)	3,389,521	5,399,883	1,816,084
Finance lease	—	385,947	280,027
	63,721,735	66,477,209	65,308,928
Non-current
Subordinated loan	10,364,045	—	—
Bank borrowings	3,497,671	16,239,743	25,253,940
Corporate bonds	18,364,894	8,018,884	—
Net loans payables-Parents companies and related parties to Parents (Note 16)	9,000,000	12,358,024	—
Finance lease	—	462,870	454,265
	41,226,610	37,079,521	25,708,205

The carrying value of some borrowings as of June 30, 2020, 2019 and 2018 are measured at amortized cost differ from their fair value. The following fair values measured are based on discounted cash flows (Level 3) due to the use of unobservable inputs, including own credit risk.

	06/30/2020		06/30/2019		06/30/2018
	Amortized		Amortized		Amortized
	cost	Fair value	cost	Fair value	cost	Fair value
Current
Bank borrowings	47,646,912	44,578,784	52,274,611	52,088,002	54,304,759	51,842,735
Corporate Bonds	12,611,940	11,997,981	8,416,768	7,632,806	3,262,924	3,126,570

Non-current
Bank borrowings	3,497,671	3,072,395	16,239,743	1,427,455	25,253,940	20,610,018
Corporate Bonds	18,364,894	16,135,876	8,018,884	6,972,332	—	—

Net loans payables-Parents companies and related parties to Parents

As of June 30, 2019 financial assets (other receivables from the controlling entities (“Parents”) and related parties to Parents) and liabilities (loans payable to Parents companies) were offset and the net amount was reported in the Statement of Financial Position where the Company currently had a right to offset the recognized amounts, and there was an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

As of June 30, 2020, there were no offsets of financial assets and liabilities of the Parents.

		Gross amounts set off	Net amounts presented
		in the Statement of	in the Statement of
Parents companies and related parties to Parents	Gross amounts	Financial Position	Financial Position
Current other receivables	15,827,847	(15,827,847)	—
Total current assets	15,827,847	(15,827,847)	—
Current borrowings	(21,227,730)	15,827,847	(5,399,883)
Total current liabilities	(21,227,730)	15,827,847	(5,399,883)
Non-current borrowings	(12,358,024)	—	(12,358,024)
Total non-current liabilities	(12,358,024)	—	(12,358,024)

Corporate Bonds

a) Issuance of public corporate bonds (principal market)

On March 31, 2015 the Shareholders’ Meeting of Rizobacter approved the establishment of a global program of corporate bonds (“CB”) in the Argentine principal market (“the Program”) for the issue of one or more series of simple CB through public offering, for their future listing on stock exchanges and other markets, up to a revolving outstanding amount of $40,000,000 or the equivalent in other currencies, or a lower amount to be determined by the Board of Directors, with a maximum term of five years.

Series II: On February 14, 2020, under the framework of law N° 23.576 and complementary obligations for corporate bonds, the Group completed an offering of US$7.6 million under Series II of its corporate bonds due 2021 and in two tranches:

Series II- Class A (US$)

Amount of the Issue: $3,338,830

Date of Issue and Subscription: February 19, 2020

Applicable rate: 10.5% annual nominal rate

Maturity: August 19, 2021

Initial Exchange rate: AR$ 61.24 /US$

Amortization: The principal will be amortized in one instalment as from the eighteenth month following the Date of Issue. The first instalment will be equal to 100% of the principal amount issued.

Date of Payment of Services: Interest will be paid on a quarterly basis at a fixed annual nominal rate of 10.5%. If any service payment date is not a business day, payment will be made on the immediately subsequent business day without any interest accruing on this payment in respect to the days that elapse from the date of payment to the actual payment date.

On May 19, 2020, the interest service payment No. 1 of the Series II- Class A bond was made.

Series II- Class B (US$)

Amount of the Issue: $4,281,581

Date of Issue and Subscription: February 19, 2020

Applicable rate: 9.5% annual nominal rate

Maturity: February 19, 2021

Initial Exchange rate: AR$ 61.24 /US$

Amortization: The principal will be amortized in one instalment as from the twelfth month following the Date of Issue. The first instalment will be equal to 100% of the principal amount issued.

Date of Payment of Services: Interest will be paid on a quarterly basis at a fixed annual nominal rate of 9,5%. If any service payment date is not a business day, payment will be made on the immediately subsequent business day without any interest accruing on this payment in respect to the days that elapse from the date of payment to the actual payment date

On May 19, 2020, the interest service payment No. 1 of the Series II- Class B bond was made.

Series III: On June 18, 2020, under the framework of law N° 23.576 and complementary obligations for corporate bonds, the Group completed an offering of $15 million under Series III of its corporate bonds due 2021 with the following conditions:

Series III- US$

Amount of the Issue: $15,000,000.

Date of Issue and Subscription: June 18, 2020

Applicable rate: 4.73 % annual nominal rate

Maturity: December 18, 2021

Initial Exchange rate: AR$ 69.24 /US$

Amortization: The principal will be amortized in one instalment on the maturity date.

Date of Payment of Services: Interest will be paid on a quarterly basis at a fixed annual nominal rate of 4.73%. If any service payment date is not a business day, payment will be made on the immediately subsequent business day without any interest accruing on this payment in respect to the days that elapse from the date of payment to the actual payment date.

As of June 30, 2020, none of the interest services or capital has due.

b) Issuance of private corporate bonds

On April 4, 2019, the Group issued class I of guaranteed negotiable obligations, not convertible into shares, within the framework of Law No. 23,576 of Negotiable and Complementary Obligations, for a total nominal value of $16 million due on April 5, 2021, which were placed privately on April 5, 2019, as detailed below:

Series I (US$) - Inversiones Odisea

Holder: Inversiones Odisea (company duly constituted in and in accordance with the laws of the Republic of Chile).

Amount of the Issue: $13,000,000

Date of Issue and Subscription: April 5, 2019

Applicable rate (initial): 10.55% annual nominal rate

Maturity: April 5, 2021

Amortization: The principal will be amortized in four semiannual instalments as from the sixth month following the Date of Issue. The four instalments will be identical, each representing 25% of the principal amount issued.

Date of Payment of Services: Interest will be paid on a semiannual basis at a fixed annual nominal rate. If the payment date is not a business day, the services will be paid the next business day immediately, without interest being accrued on said payment for the days elapsed from said service payment date until the effective payment date.

As of June 30, 2020, the capital owned in Series I US$ is $6.5 million.

Series II (US$)-Compass Latam High Yield

Holder: Compass Latam High Yield (investment fund administered by Compass Group Chile S.A.).

Amount of the Issue: $3,000,000

Date of Issue and Subscription: April 5, 2019

Applicable rate (initial): 10.55% annual nominal rate

Maturity: April 5, 2021

Amortization: The principal will be amortized in four semiannual instalments as from the sixth month following the Date of Issue. The four instalments will be identical, each representing 25% of the principal amount issued.

Date of Payment of Services: Interest will be paid on a semiannual basis at a fixed annual nominal rate. If the payment date is not a business day, the services will be paid the next business day immediately, without interest being accrued on said payment for the days elapsed from said service payment date until the effective payment date.

As of June 30, 2020, the capital owned in Series II US$ is $1.5 million.

Private corporates bonds are guaranteed by: a) a mortgage on real estates assets owned by the Company, for $16 million and b) pledge on the shares that represent 10% of the holding of Rasa Holding LLC in the share capital of Rizobacter Argentina S.A.

Under the terms of the Private corporates’ bonds, Rizobacter is required to comply with the following financial ratios:

a)Net Debt to EBITDA ratio must be less than 3x.

b)EBITDA to interest ratio must be more than 2x for the years 2019, 2020 and 2021.

c)Liabilities to assets ratio less than (i) 0.825x for 2019, (ii) 0.8x for 2020 and 2021.

As of June 30, 2020, our subsidiary Rizobacter did not comply with the liabilities to assets ratio mentioned above. However, Rizobacter got a waiver for the holders on June 30, 2020. Covenant compliance is required to be measured annually.

Syndicated loan

In 2017, Rizobacter consummated a $45 million syndicated loan with Banco de Galicia y Buenos Aires S.A. as administrator, together with Banco Santander Río S.A., Banco BBVA Francés S.A., Banco Ciudad de Buenos Aires, Banco Provincia de Córdoba S.A., Banco Hipotecario S.A. and Banco Mariva S.A. acting as lenders. This loan was funded in two disbursements, the first of which was made on March 15, 2017 for the amount of $22,000,000, and the second of which was made on April 25, 2017 for the amount of $23,000,000.

Amount: $45,000,000

Amortization: 13 quarterly instalments as from the twelfth month following the date of issue.

Applicable rate: 6.50%

Collaterals: Cash and short-term bank deposits collaterals and Bioceres guarantees.

Covenants:     Under the terms of the syndicated loan, Rizobacter is required to comply with the following financial ratios:

a)Net Debt to EBITDA ratio must be less than 3x,

b)EBITDA to interest ratio must be more than (i) 1.2x for 2017, (ii) 1.5x for 2018 and (iii) 2x for the years 2019 and 2020, and

c)Liabilities to assets ratio less than (i) 0.85x for 2017, (ii) 0.825x for 2018 and (iii) 0.8x for 2019 and 2020.

As of June 30, 2020, our subsidiary Rizobacter did not comply with the liabilities to assets ratio mentioned above. However, Rizobacter got a waiver for the year ended June 30, 2020 from the majority of the banks. The terms of the debts established that if Rizobacter obtains consents from more than 50% of the lenders, the debt is not considered in default. Covenant compliance is required to be measured annually.

As of June 30, 2020, the capital owned of the Syndicated loan amounted to $10.4 million.

6.12.   Employee benefits and social security

	06/30/2020	06/30/2019	06/30/2018

Salaries, accrued incentives, vacations and social security	2,960,542	3,044,965	2,855,678
Key management personnel (Note 16)	1,550,050	2,312,253	1,556,035
	4,510,592	5,357,218	4,411,713

Non-current
Key management personnel (Note 16)	534,038	—	—
	534,038	—	—

The book value is reasonably approximate to the fair value given its short-term nature.

6.13.   Deferred revenue and advances from customers

	06/30/2020	06/30/2019	06/30/2018

Advances from customers	2,865,437	1,074,463	1,007,301
	2,865,437	1,074,463	1,007,301

The book value is reasonably approximate to the fair value given its short-term nature.

6.14.   Government grants

	06/30/2020	06/30/2019	06/30/2018

Current	1,270	2,110	17,695
Non-current	2,335	8,098	15,532
Total	3,605	10,208	33,227

	06/30/2020	06/30/2019	06/30/2018

At of the beginning of the year	10,208	33,227	118,545
Adjustment of opening net book amount for application of IAS 29	—	(27,794)	—
Received during the year	32,073	31,785	103,382
Currency conversion difference	(13,944)	(10,638)	(137,114)
Released to the statement of profit or loss	(24,732)	(16,372)	(51,586)
At the end of year	3,605	10,208	33,227

The Group receives government grants to fund research and development projects, some of which are related to the acquisition of property, plant and equipment while others are related to payment for certain expenses like salaries or inputs. Grants are generally implemented through direct payments to the supplier, delivery of cash or loans at subsidized rates.

There are neither unfulfilled conditions nor other contingencies attaching to government grants or government assistance.

6.15.Provisions

	06/30/2020	06/30/2019	06/30/2018
Provisions for contingencies	417,396	439,740	845,486
	417,396	439,740	845,486

The Group has recorded a provision for probable administrative, judicial and out-of-court proceedings that could arise in the ordinary course of business, based on a prudent criterion according to its professional advisors and on Management’s assessment of the best estimate of the amount of possible claims. These potential claims are not likely to have a material impact on the results of the Group’s operations, its cash flow or financial position.

Management considers that the objective evidence is not enough to determine the date of the eventual cash outflow due to a lack of experience in any similar cases. However, the provision was classified under current or non-current liabilities, applying the best prudent criterion based on Management’s estimates.

There are no expected reimbursements related to the provisions.

The roll forward of the provision is in Note 6.19.

In order to assess the need for provisions and disclosures in its consolidated financial statements, Management considers the following factors: (i) nature of the claim and potential level of damages in the jurisdiction in which the claim has been brought; (ii) the progress of the eventual case; (iii) the opinions or views of tax and legal advisers; (iv) experience in similar cases; and (v) any decision of the Group`s management as to how it will respond to the eventual claim.

6.16.Financed payment – Acquisition of business

	06/30/2020	06/30/2019	06/30/2018

Purchase option	—	—	14,605,469
Financed payment to sellers	—	2,826,611	5,618,121
	—	2,826,611	20,223,590
Non-current
Financed payment to sellers	—	—	2,651,019
	—	—	2,651,019

On March 14, 2019, immediately following the closing of the merger, the Rizobacter Call Option was exercised, pursuant to which the total indirect ownership of BCS Holding in Rizobacter increased to 80.00% of all outstanding stock of Rizobacter. The consideration for the Rizobacter Call Option was $1,265,000 in cash and in 4,736,736 shares of Union. Union shares constituting the in-kind consideration were issued in reliance on an applicable exemption from the registration requirements of the Securities Act.

Regards the cancelation of the $14.9 million mentioned above, net of prepayment of $1,265,000, we issued 1,334,047 shares which were valued at $5.35 (mark to market). Difference between the fair value of shares issued and the cancelled debt generated a finance gain of $6,582,849 (Note 7.5).

6.17.Private warrants

	06/30/2020	06/30/2019	06/30/2018
Private warrants	1,686,643	2,861,511	—
	1,686,643	2,861,511	—

Founders warrants: simultaneously with the consummation of the initial public offering (“IPO”), Union consummated the private placement of 5,200,000 private warrants. This issuance was made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act. Those warrants were purchased by certain of Union initial shareholders. Founders warrants are identical to the warrants included in the units sold in the IPO (Public warrants) having a strike price of $11.50, exercisable in a 5-years period but could be exercised on a cashless basis (each warrant will be converted for the shares that result from the difference between the warrant price and the market value of the shares divided by the market value of the shares). Founder warrants were part of the net assets incorporated in the reverse recapitalization, which were recorded as a reduction of the equity amounting to $1,843,175.

Bioceres warrants: Union issued to Bioceres LLC in exchange of its Bioceres Inc Crop Business and its equity interest in Bioceres Semillas: (i) 2,500,000 warrants with an strike price of $11.50, that will vest if and when the price of the ordinary shares trades above $15.00 for any twenty (20) trading days within any thirty (30) trading-day period; (ii) 2,500,000 warrants with an strike price of $15.00, which will vest upon issuance; and (iii) 2,500,000 warrants with an strike price of $18.00, which will vest upon issuance. Those warrants could be exercised during a 5-year period on a cashless basis (each warrant will be converted for the shares that result from the difference between the warrant price and the market value of the shares divided by the market value of the shares as set forth in the warrant agreement). Bioceres warrants were initially accounted as an equity transaction (distribution to shareholders in accordance to IAS 32), which were recorded as a reduction of equity amounting to $1,589,548. Subsequent changes in the liability are booked in financial results.

Private warrants do not reach the fixed-for-fixed’ condition mentioned in the subsection b) of the Note 2.9. Therefore, they were classified as a financial liability and valued at its fair value applying a simulation model of the share price trajectory under the hypothesis of geometric Brownian motion.

At inception, the fair value of Private warrants using a volatility of 32% (implied volatility of Public warrants), share price of $5.35 and risk-free rate of 2.43%, was $3.4 million. As of June 30, 2019, their fair value using a share price of $5.30 and risk-free rate of 1.7631%, decrease to $2.8 million and the Group recognized a finance gain of $0.6 million.

As of June 30, 2020, their fair value using a share price of $6.06 and risk-free rate of 0.29%, decrease to $1.7 million and the Group recognized a finance gain of $1.2 million. See note 21.

6.18.  Convertible Notes

On March 6, 2020, Bioceres Crop Solutions Crop. issued $42.5 million Convertible Notes in a private placement. The Notes will mature on March 6, 2023 unless earlier converted or repurchased. The conversion price of the Notes is $8.00 per share (the “Strike Price”). The Notes are convertible into cash, ordinary shares or a combination of cash and shares at the holders’ option upon maturity or the occurrence of a change of control. At any time prior to maturity, we may elect to convert the Notes into ordinary shares through a mandatory conversion, provided that our free float exceeds $100 million and the share price has traded above the Strike Price for 10 consecutive days.

The Notes are guaranteed by cash flows from Rizobacter’s Brazilian subsidiary and secured by a pledge on Rizobacter’s Argentine subsidiary shares, among others guarantees (see Note 18). The Convertible Notes accrue interest payable semi-annually beginning on June 15, 2020 at a rate of 11.5% per year payable in cash or in kind at our option. Payments in kind will be capitalized by adding such interest to the outstanding principal amount of the Notes on each corresponding interest payment date.

Under the terms of the Convertible Notes, the Group is required to comply with the following financial ratios:

a)Net Debt to EBITDA ratio must be less than i) 3.5x for 2020 and 2021, (ii) 3.25x for 2022 and (iii) 3x for 2023, and

b)EBITDA to interest ratio must be more than 2x

At inception, the fair value of the liability component of the Convertible Notes was measured using a discount rate of 12.66%.

	06/30/2020	06/30/2019	06/30/2018

Convertible notes	43,029,834	—	—
	43,029,834	—	—

The carrying value of Convertible notes as of June 30, 2020 measured at amortized cost does not differ significantly from their fair value.

6.19.   Changes in allowances and provisions

				Currency
			Uses and	conversion
Item	06/30/2019	Additions	reversals	difference	06/30/2020
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(3,360,224)	(1,520,928)	2,115	992,205	(3,886,832)
Allowance for impairment of related parties	(75,596)	(879)	45,516	30,191	(768)
Allowance for obsolescence	(406,818)	(984,207)	6,390	276,765	(1,107,870)

Total deducted from assets	(3,842,638)	(2,506,014)	54,021	1,299,161	(4,995,470)

INCLUDED IN LIABILITIES

Provisions for contingencies	(439,740)	(208,377)	7,852	222,869	(417,396)

Total included in liabilities	(439,740)	(208,377)	7,852	222,869	(417,396)

Total	(4,282,378)	(2,714,391)	61,873	1,522,030	(5,412,866)

					Currency
			Uses and		conversion
Item	06/30/2018	Additions	reversals	IAS 29	difference	06/30/2019
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(3,212,170)	(654,991)	87,916	1,220,652	(801,631)	(3,360,224)
Allowance for impairment of related parties	(23,126)	(80,913)	12,408	17,396	(1,361)	(75,596)
Allowance for obsolescence	(770,742)	(736,372)	615,467	273,252	211,577	(406,818)

Total deducted from assets	(4,006,038)	(1,472,276)	715,791	1,511,300	(591,415)	(3,842,638)

INCLUDED IN LIABILITIES

Provisions for contingencies	(845,486)	(74,109)	320,941	353,257	(194,343)	(439,740)

Total included in liabilities	(845,486)	(74,109)	320,941	353,257	(194,343)	(439,740)

Total	(4,851,524)	(1,546,385)	1,036,732	1,864,557	(785,758)	(4,282,378)

				Currency
			Uses and	conversion
Item	06/30/2017	Additions	reversals	difference	06/30/2018

DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(2,873,688)	(1,362,720)	76,329	947,909	(3,212,170)
Allowance for impairment of related parties	(205,960)	—	27,264	155,570	(23,126)
Allowance for obsolescence	(707,105)	(822,135)	160,331	598,167	(770,742)

Total deducted from assets	(3,786,753)	(2,184,855)	263,924	1,701,646	(4,006,038)

INCLUDED IN LIABILITIES

Provisions for contingencies	(1,415,290)	(84,411)	38,308	615,907	(845,486)

Total included in liabilities	(1,415,290)	(84,411)	38,308	615,907	(845,486)

Total	(5,202,043)	(2,269,266)	302,232	2,317,553	(4,851,524)